Securities-Amortized Cost, Gross Unrealized Gains and Losses and Fair Value of Securities (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gain (Loss) on Investments [Line Items]
Fair value	$ 98,752	$ 101,008	$ 82,007
Securities available-for-sale
Gain (Loss) on Investments [Line Items]
Fair value	79,309	92,619	78,467
Government Sponsored and Guaranteed Entities, and Sovereign Debt Securities | Securities available-for-sale
Gain (Loss) on Investments [Line Items]
Fair value	$ 11,400	$ 9,400	$ 13,100